EXPLORATION AND EVALUATION (E&E) ASSETS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Exploration And Evaluation (e&e) Assets 1	$ 621,000
Exploration And Evaluation (e&e) Assets 2	$ 1,790,000